UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Aerospace & Defense — 1.5%
Precision Castparts Corp.	7,300	$1,670,240

		$1,670,240

Airlines — 1.0%
Copa Holdings SA, Class A	7,300	$1,108,651

		$1,108,651

Banks — 2.4%
Citigroup, Inc.	38,100	$1,863,471
Regions Financial Corp.	78,500	795,990

		$2,659,461

Beverages — 2.3%
Anheuser-Busch InBev NV ADR	12,700	$1,371,346
Constellation Brands, Inc., Class A(1)	13,728	1,142,993

		$2,514,339

Biotechnology — 7.0%
Biogen Idec, Inc.(1)	6,700	$2,240,413
Celgene Corp.(1)	17,200	1,498,980
Gilead Sciences, Inc.(1)	33,500	3,066,925
Vertex Pharmaceuticals, Inc.(1)	10,400	924,664

		$7,730,982

Building Products — 2.2%
Armstrong World Industries, Inc.(1)	21,079	$1,026,126
Fortune Brands Home & Security, Inc.	35,900	1,356,661

		$2,382,787

Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	6,300	$1,255,275
Charles Schwab Corp. (The)	58,000	1,609,500

		$2,864,775

Chemicals — 4.1%
Celanese Corp., Series A	16,700	$972,107
Monsanto Co.	21,739	2,458,464
Praxair, Inc.	8,900	1,140,446

		$4,571,017

Commercial Services & Supplies — 1.5%
Waste Connections, Inc.	34,450	$1,630,863

		$1,630,863

Communications Equipment — 1.1%
Riverbed Technology, Inc.(1)	67,800	$1,213,620

		$1,213,620

Consumer Finance — 0.8%
Discover Financial Services	14,900	$909,794

		$909,794

Electrical Equipment — 1.5%
AMETEK, Inc.	34,300	$1,670,067

		$1,670,067

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.1%
InvenSense, Inc.(1)	51,400	$1,182,714

		$1,182,714

Energy Equipment & Services — 2.5%
FMC Technologies, Inc.(1)	18,869	$1,147,235
Schlumberger, Ltd.	14,900	1,615,011

		$2,762,246

Food Products — 3.7%
Hain Celestial Group, Inc. (The)(1)	12,710	$1,086,705
Hershey Co. (The)	14,800	1,304,620
Mondelez International, Inc., Class A	46,000	1,656,000

		$4,047,325

Health Care Equipment & Supplies — 3.2%
Analogic Corp.	10,400	$747,864
Medtronic, Inc.	18,033	1,113,358
Stryker Corp.	20,400	1,627,308

		$3,488,530

Health Care Providers & Services — 1.4%
Brookdale Senior Living, Inc.(1)	44,500	$1,541,925

		$1,541,925

Household Durables — 0.9%
Mohawk Industries, Inc.(1)	7,921	$988,303

		$988,303

Household Products — 0.8%
Colgate-Palmolive Co.	14,200	$900,280

		$900,280

Internet & Catalog Retail — 5.9%
Amazon.com, Inc.(1)	8,529	$2,669,492
Netflix, Inc.(1)	3,200	1,352,704
Priceline Group, Inc. (The)(1)	2,043	2,538,325

		$6,560,521

Internet Software & Services — 6.8%
Facebook, Inc., Class A(1)	31,800	$2,310,270
Google, Inc., Class A(1)	4,500	2,607,975
Google, Inc., Class C(1)	4,500	2,572,200

		$7,490,445

IT Services — 2.0%
Visa, Inc., Class A	10,500	$2,215,605

		$2,215,605

Leisure Products — 2.5%
Brunswick Corp.	23,620	$952,595
Polaris Industries, Inc.	12,134	1,790,250

		$2,742,845

Machinery — 0.9%
Colfax Corp.(1)	16,200	$1,020,114

		$1,020,114

Media — 1.9%
Twenty-First Century Fox, Inc., Class B	31,653	$1,002,134
Walt Disney Co. (The)	13,353	1,146,756

		$2,148,890

Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.8%
Devon Energy Corp.	9,950	$751,225
EOG Resources, Inc.	13,394	1,465,839
Range Resources Corp.	12,100	914,639

		$3,131,703

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	11,246	$826,131

		$826,131

Pharmaceuticals — 3.3%
Jazz Pharmaceuticals PLC(1)	5,974	$834,747
Perrigo Co. PLC	10,400	1,564,680
Roche Holding AG ADR	35,600	1,293,170

		$3,692,597

Road & Rail — 2.8%
Avis Budget Group, Inc.(1)	15,370	$863,640
J.B. Hunt Transport Services, Inc.	14,100	1,089,366
Kansas City Southern	10,732	1,170,432

		$3,123,438

Semiconductors & Semiconductor Equipment — 5.3%
Avago Technologies, Ltd.	36,400	$2,525,432
Monolithic Power Systems, Inc.	32,100	1,323,804
NXP Semiconductors NV(1)	20,785	1,295,945
Teradyne, Inc.	40,529	738,438

		$5,883,619

Software — 5.6%
Adobe Systems, Inc.(1)	24,954	$1,724,571
Guidewire Software, Inc.(1)	30,200	1,223,100
salesforce.com, inc.(1)	33,800	1,833,650
VMware, Inc., Class A(1)	14,200	1,410,912

		$6,192,233

Specialty Retail — 3.4%
Home Depot, Inc. (The)	13,877	$1,121,955
TJX Cos., Inc. (The)	20,286	1,081,041
Tractor Supply Co.	25,600	1,591,552

		$3,794,548

Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	59,738	$5,709,161
EMC Corp.	59,600	1,746,280

		$7,455,441

Trading Companies & Distributors — 3.2%
United Rentals, Inc.(1)	19,100	$2,022,690
W.W. Grainger, Inc.	6,200	1,457,930

		$3,480,620

Total Common Stocks (identified cost $74,397,356)		$105,596,669

Short-Term Investments — 4.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$4,996	$4,995,598

Total Short-Term Investments (identified cost $4,995,598)		$4,995,598

Value
Total Investments — 100.1% (identified cost $79,392,954)	$110,592,267

Other Assets, Less Liabilities — (0.1)%	$(65,805)

Net Assets — 100.0%	$110,526,462

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $4,000.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$79,406,695

Gross unrealized appreciation	$32,030,585
Gross unrealized depreciation	(845,013)

Net unrealized appreciation	$31,185,572

Written options activity for the fiscal year to date ended July 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	435	$24,509
Options exercised	(187)	(8,278)
Options expired	(248)	(16,231)

Outstanding, end of period	—	$—

The Portfolio did not have any open financial instruments at July 31, 2014.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended July 31, 2014, the Portfolio entered into option transactions on individual securities that it holds to generate premium income.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$105,596,669	*	$—	$—	$105,596,669
Short-Term Investments	—		4,995,598	—	4,995,598
Total Investments	$105,596,669		$4,995,598	$—	$110,592,267

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014